REVENUE FROM ORDINARY ACTIVITIES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUE FROM ORDINARY ACTIVITIES
Total	$ 3,344,835,851	$ 3,224,233,005	$ 2,618,437,052
Non-alcoholic beverages
REVENUE FROM ORDINARY ACTIVITIES
Total	2,956,573,827	2,850,966,747	2,256,309,490
Alcoholic beverages
REVENUE FROM ORDINARY ACTIVITIES
Total	353,981,539	345,733,257	337,722,715
Other revenue
REVENUE FROM ORDINARY ACTIVITIES
Total	$ 34,280,485	$ 27,533,001	$ 24,404,847